NET REVENUES	12 Months Ended
Dec. 31, 2021
NET REVENUES
NET REVENUES

NOTE 20 - NET REVENUES:

	Year Ended December 31,
	2021	2020	2019
	U.S dollars in thousands
Movantik® revenues	76,767	59,356	—
Other products (1)	8,989	5,003	6,291
	85,757	64,359	6,291

1)	During 2019 $3.1 million were attributed to the promotional services, and $3.2 million, were attributed to commercialization of products. In 2020, the Company terminated the promotional agreements and recognized immaterial revenues from promotional services.